FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	$ (85)	$ (86)	$ (44)
OCI attributable to unitholders, before taxes, 10% increase	85	86	44
Pre-tax income attributable to unitholders, 10% decrease	12	6	2
Pre-tax income attributable to unitholders, 10% increase	(12)	(6)	(2)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(83)	(120)	(60)
OCI attributable to unitholders, before taxes, 10% increase	83	120	60
Pre-tax income attributable to unitholders, 10% decrease	21	25	1
Pre-tax income attributable to unitholders, 10% increase	(21)	(25)	(1)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(36)	(40)	(44)
OCI attributable to unitholders, before taxes, 10% increase	36	40	44
Pre-tax income attributable to unitholders, 10% decrease	(1)	0	(1)
Pre-tax income attributable to unitholders, 10% increase	1	0	1
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(104)	(101)	(133)
OCI attributable to unitholders, before taxes, 10% increase	104	101	133
Pre-tax income attributable to unitholders, 10% decrease	250	(55)	(36)
Pre-tax income attributable to unitholders, 10% increase	$ (250)	$ 55	$ 36